Employee benefits - Summary of Changes in the Defined Benefit Obligations Impact of Minimum Funding Requirement and Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	¥ 144,700
Remeasurements:
Ending balance of the fiscal year	132,293	¥ 144,700
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	81,603
Remeasurements:
Ending balance of the fiscal year	71,170	81,603
Effect of asset ceiling [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	4,870	3,990
Interest income	39	25
Remeasurements:
Change in asset ceiling excluding interest income	1,988	855
Translation adjustments	0	0
Ending balance of the fiscal year	6,897	4,870
Effect of asset ceiling [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	2,491	13,156
Interest income	65	187
Remeasurements:
Change in asset ceiling excluding interest income	811	(11,018)
Translation adjustments	88	166
Ending balance of the fiscal year	¥ 3,455	¥ 2,491